United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F



FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/08

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Crown Capital Management
Address:  100 Drake's Landing Road, Suite 125
	  Greenbrae, CA 94904

Form 13F File Number: 028-12022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert Scott Fearon
Title: 	President
Phone:	(415) 925-9950

Signature, Place, and Date of Signing:


	Robert Scott Fearon	           	Greenbrae, CA	  		 January 26, 2009
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13 Information Table Entry Total:	30
Form 13 Information Table Value Total:  45,671 (Thousands)

List of Other Included Managers:
NONE



FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6	COLUMN 7	COLUMN 8
								VALUE		SHRS OR	SH/	PUT/	INVESTMENT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE
ACHILLION PHARMACEUTICALS INC	COM		00448Q201	61 		89,890 	SH		SOLE		-		89,890 	-	-
AMER.SCIENCE & ENG.INC. CMN	COM		029429107	2,663 		36,000 	SH		SOLE		-		36,000 	-	-
ANWORTH MORTGAGE ASSET CORP CMN	COM		037347101	868 		135,000 SH		SOLE		-		135,000 -	-
BIOMARIN PHARMACEUTICAL INC CMN	COM		09061G101	401 		22,500 	SH		SOLE		-		22,500 	-	-
BRINK'S HOME SECURITY HOLDINGS	COM		109699108	493 		22,500 	SH		SOLE		-		22,500 	-	-
CALIPER LIFE SCIENCES INC CMN	COM		130872104	83 		85,230 	SH		SOLE		-		85,230 	-	-
DIONEX CORPORATION CMN		COM		254546104	404 		9,000 	SH		SOLE		-		9,000 	-	-
DOLBY LABORATORIES, INC.	COM		25659T107	3,276 		100,000 SH		SOLE		-		100,000 -	-
EAGLE MATERIALS INC CMN		COM		26969P108	1,657 		90,000 	SH		SOLE		-		90,000 	-	-
ENDOLOGIX INC CMN		COM		29266S106	151 		126,000 SH		SOLE		-		126,000 -	-
EXTREME NETWORKS INC CMN	COM		30226D106	468 		200,000 SH		SOLE		-		200,000 -	-
EXXON MOBIL CORPORATION CMN	COM		30231G102	1,796 		22,500 	SH		SOLE		-		22,500 	-	-
FOSSIL INC CMN			COM		349882100	1,503 		90,000 	SH		SOLE		-		90,000 	-	-
GILEAD SCIENCES CMN		COM		375558103	2,287 		44,716 	SH		SOLE		-		44,716 	-	-
HOLLY CORP $.01 PAR CMN		COM		435758305	4,102 		225,000 SH		SOLE		-		225,000 -	-
KEY TECHNOLOGY INC CMN		COM		493143101	2,361 		125,000 SH		SOLE		-		125,000 -	-
MACERICH COMPANY CMN		COM		554382101	3,632 		200,000 SH		SOLE		-		200,000 -	-
MONARCH CASINO & RESORT INC CMN	COM		609027107	2,625 		225,281 SH		SOLE		-		225,281 -	-
NOVABAY PHARMACEUTICALS, INC.	COM		66987P102	213 		209,270 SH		SOLE		-		209,270 -	-
ROBERT HALF INTL INC CMN	COM		770323103	281 		13,500 	SH		SOLE		-		13,500 	-	-
ROSS STORES,INC CMN		COM		778296103	2,676 		90,000 	SH		SOLE		-		90,000 	-	-
S1 CORPORATION CMN		COM		78463B101	1,420 		180,000 SH		SOLE		-		180,000 -	-
SWS GROUP INC CMN		COM		78503N107	3,439 		181,500 SH		SOLE		-		181,500 -	-
SALESFORCE.COM, INC CMN		COM		79466L302	1,601 		50,000 	SH		SOLE		-		50,000 	-	-
THERMAGE, INC. CMN		COM		88343R101	47 		34,000 	SH		SOLE		-		34,000 	-	-
TRUE RELIGION APPAREL INC CMN	COM		89784N104	1,120 		90,000 	SH		SOLE		-		90,000 	-	-
USANA HEALTH SCIENCES CMN	COM		90328M107	1,541 		45,000 	SH		SOLE		-		45,000 	-	-
VERSANT CORPORATION CMN		COM		925284309	2,839 		190,001 SH		SOLE		-		190,001 -	-
VIRCO MFG CORP (DELAWARE) CMN	COM		927651109	321 		164,700 SH		SOLE		-		164,700 -	-
WET SEAL INC CL-A CMN CLASS A	COM		961840105	1,342 		452,000 SH		SOLE		-		452,000 -	-